Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
($ thousands)	2017	2016
Raw materials	156,336	161,911
Work in progress	33,588	39,744
Finished goods	129,621	145,839
	319,545	347,494